Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset retirement obligation
Asset retirement obligation, beginning of period	$ 55,136	$ 63,831
Additional obligations	7,660	8,373
Estimated obligations assumed in acquisition		6,097
Purchase price adjustment		(6,653)
Accretion expense	2,210	2,559
Change in estimates	(4,878)	(13,534)
Payments	(3,499)	(3,702)
Foreign currency translation adjustments	(1,902)	(1,835)
Asset retirement obligation, end of period	54,727	55,136
Less: current portion	3,042	3,097
Asset retirement obligation, excluding current portion	$ 51,685	$ 52,039
Refurbished ATM assets
Property and equipment useful life	5 years
Change in estimate, fully-depreciated assets	$ 1,400